Loans, Borrowings and Bank Overdrafts - Summary of Long - Term Loans and Borrowings (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Jun. 23, 2021	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 62,300		₨ 61,329
Non-current portion of long-term loans and borrowings		62,300	$ 748	61,272
Current portion of long term loans and borrowings		0		57
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Final maturity	June 23, 2026
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 62,300	$ 747	61,272	$ 746
Final maturity		June-26
Unsecured Loans [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 0		₨ 57